Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Deferred tax asset	$ (76,440)	$ 0
Deferred tax liability	151,343	169,738
Total deferred tax liability (asset)	$ 74,903	$ 169,738	$ 171,179